Description of the Business - Additional Information (Details)							1 Months Ended	9 Months Ended
	Aug. 06, 2021 USD ($)	Feb. 12, 2021 USD ($)	Feb. 11, 2021 USD ($) $ / shares shares	Feb. 11, 2021 USD ($) $ / shares shares	Feb. 08, 2021 shares	Dec. 02, 2020 shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 21, 2020	Dec. 03, 2020 USD ($)	Oct. 22, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 19, 2020	May 21, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Tangible assets, net							$ 863,000	$ 1,213,000							$ 149,000
Cash and cash equivalents							$ 9,704,000	$ 10,776,000			$ 364,000	$ 4,340,000		$ 0	$ 1,644,000	$ 380,000	$ 1,149,000
GigCapital4, Inc
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Date of incorporation							Dec. 04, 2020	Dec. 04, 2020
Stock split ratio on common stock					1.2
Sale of common stock, Shares | shares			35,880,000				156,000
Proceeds from sale of common stock to Founder				$ 351,624,000			$ 25,000
Sale of units in private placement | shares								35,880,000
Sale of stock price per unit | $ / shares			$ 10.00	$ 10.00				$ 10.00
Proceeds from sale of Units, net of underwriting discounts paid								$ 351,624,000
Transaction costs, net				$ 20,397,899
Transaction costs								$ 593,899
Deferred underwriting fees				12,558,000
Offering costs				$ 663,899
Decommissioning trust assets description							The Company’s amended and restated certificate of incorporation provides that, other than the withdrawal of interest to pay taxes none of the funds held in the Trust Account will be released until the earlier of: (i) the completion of the Business Combination; (ii) the redemption of 100% of the public shares included in the public units (as defined below) sold in the Proposed Offering if the Company is unable to complete a Business Combination within 24 months from the closing of the Proposed Offering; or (iii) the redemption of the Public Shares in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if it does not complete the Business Combination within 24 months from the closing of the Proposed Offering.
Common stock redemption percentage								100.00%
Public shares redemption percentage								100.00%
Minimum percentage of fair market value of business acquisition to trust account balance							80.00%	80.00%
Amount held in the trust account							$ 312,000,000	$ 358,817,210
Cash and short-term investments								358,800,000
Interest income earned								17,210
Interest receivable on cash and marketable securities held in Trust Account								$ 2,950
Business combination financed from Proceeds from public offering							312,000,000
Working capital (deficit)							239,749
Buisiness combination financed from Proceeds from Issuance of Private Placement							$ 1,560,000
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Cash and cash equivalents							$ 150,000	$ 982,249		$ 0
Percentage of initial public offering								20.00%
Unsecured Convertible Notes								$ 200,000,000
Unsecured Convertible Notes Interest Rate								6.00%
Unsecured Convertible Notes Convertible price | $ / shares								$ 11.50
Unsecured Convertible Notes Maturity Period								5 years
Conversion of notes terms								(a) prior to the third anniversary of the initial issuance of the Notes, the Company will be obligated to pay an amount equal to twelve months of interest or (b) on or after the third anniversary of the initial issuance of the Notes but prior to the fourth anniversary of the initial issuance of the Notes, any accrued and unpaid interest plus any remaining amounts that would be owed up to, but excluding, the fourth anniversary of the initial issuance of the Notes. In certain circumstances, the Company may force conversion of the Notes after the first anniversary of the initial issuance of the Notes, subject to a holder’s prior right to convert, if the last reported sale price of the Common Stock exceeds 130% of the conversion price for 20 trading days (whether or not consecutive) during the 30 trading day period ending on, and including, the last trading day of the immediately preceding calendar quarter and the 30-day average daily trading volume ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to $3,000,000 for the first two years after the initial issuance of the Notes and $2,000,000 thereafter.
Unsecured convertible notes threshold percentage of stock price trigger								130.00%
Amount greater than or equal to immediately preceding calender quater after initial issuance of notes.								$ 3,000,000
Amount greater than or equal to immediately preceding calender quater thereafter								$ 2,000,000
Subcription agreement terms								The Company shall be obligated to register the Notes and the shares issuable upon conversion of the Notes. The obligations of the Note Investors to consummate the subscriptions provided for in the Subscription Agreements are conditioned upon, among other things, (i) there shall have been no amendment, waiver or modification to the Merger Agreement that materially and adversely affects the Company or the Note Investor’s investment in the Company, other than amendments, waivers or modifications pursuant to the terms of the Merger Agreement, (ii) the Company shall not have entered into any Other Subscription Agreement (as defined in the Subscription Agreement), including through amendment, waiver or modification of the terms of an any Other Subscription Agreement, with a lower purchase price per $1,000 principal amount of the Notes or other terms (economic or otherwise) substantially more favorable to such other subscriber or investor than as set forth in the Subscription Agreement unless the Note Investor has been offered substantially the same terms or benefits; and (iii) there has not occurred any Company Material Adverse Effect (as defined in the Merger Agreement) or Company Material Adverse Effect (as defined in the Subscription Agreement).
GigCapital4, Inc | Subsequent Events
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Stock split ratio on common stock					1.2
Sale of stock price per unit | $ / shares							$ 10.00
Transaction costs			$ 20,399,474
Deferred underwriting fees			12,558,000
Offering costs			$ 665,474
Common stock redemption percentage			100.00%
Public shares redemption percentage			100.00%
Amount held in the trust account		$ 358,800,000
Buisiness combination financed from Proceeds from Issuance of Private Placement		$ 361,954,526
Open Solutions Group, LLC
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Equity method investment, Ownership percentage													100.00%
PCI Strategic Management, LLC
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Equity method investment, Ownership percentage									100.00%
Merger Agreement | GigCapital4, Inc
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Business Combination, Consideration Transferred	$ 1,312,100,000							$ 1,125,000,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable								$ 75,000,000
Common stock, par value | $ / shares								$ 0.0001
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable Fair Value Method								10.00. BBAI Holdings, as the sole member of BigBear.ai, shall be paid the Aggregate Merger Consideration.
Number of common stock share per warrant | $ / shares								$ 100
Merger Agreement | Previously Reported | GigCapital4, Inc
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Business Combination, Consideration Transferred	$ 1,565,000,000
Minimum | GigCapital4, Inc
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Net tangible assets							$ 5,000,001	$ 5,000,001
Maximum | GigCapital4, Inc
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Net interest to pay dissolution expenses							$ 100,000	100,000
Maturity period of US government treasury bills							185 days
Founder [Member] | GigCapital4, Inc
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Buisiness combination financed from Proceeds from Issuance of Private Placement							$ 8,500,000
Underwriters | GigCapital4, Inc
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Transaction costs								$ 7,176,000
Underwriters | GigCapital4, Inc | Subsequent Events
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Transaction costs			$ 7,176,000
Ultimate Surviving Corporation | GigCapital4, Inc
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Reserve rate of fully diluted								10.00%
Evergreen provision percentage of common stock issued and outstanding								5.00%
Oppenheimer and Nomura | GigCapital4, Inc
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Buisiness combination financed from Proceeds from Issuance of Private Placement							$ 1,560,000
Underwriting Agreement | GigCapital4, Inc
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from sale of common stock to Founder				$ 358,800,000
IPO | GigCapital4, Inc
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, par value | $ / shares							$ 0.0001
IPO | GigCapital4, Inc | Subsequent Events
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of common stock, Shares | shares			35,880,000
Sale of units in private placement | shares					31,200,000
Sale of stock price per unit | $ / shares			$ 10.00	$ 10.00
Proceeds from sale of Units, net of underwriting discounts paid			$ 351,624,000
IPO | Underwriting Agreement | GigCapital4, Inc
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of common stock, Shares | shares				35,880,000
Private Placement | GigCapital4, Inc
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from sale of common stock to Founder				$ 7,176,000
Sale of units in private placement | shares				1,099,600				249,600
Sale of stock price per unit | $ / shares			$ 10.00	$ 10.00				$ 10.00
Proceeds from sale of Units, net of underwriting discounts paid				$ 10,996,000
Tangible assets, net								$ 5,000,001
Cash and cash equivalents								$ 350,000,000
Private Placement | Founder [Member] | GigCapital4, Inc
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of units in private placement | shares				850,000
Sale of stock price per unit | $ / shares								$ 10.00
Proceeds from sale of Units, net of underwriting discounts paid				$ 8,500,000
Private Placement | Underwriters | GigCapital4, Inc
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of units in private placement | shares				249,600		249,600		249,600
Sale of stock price per unit | $ / shares							$ 10.00	$ 10.00
Proceeds from sale of Units, net of underwriting discounts paid				$ 2,496,000
Private Placement | Founders | GigCapital4, Inc
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of units in private placement | shares							850,000	850,000
Sale of stock price per unit | $ / shares							$ 10.00
Underwriter Fees | GigCapital4, Inc
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Transaction costs				$ 7,176,000
Over-Allotment Option | GigCapital4, Inc
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of common stock, Shares | shares			4,680,000				249,600	249,600
Sale of units in private placement | shares							249,600
Amount held in the trust account							$ 358,800,000
Buisiness combination financed from Proceeds from Issuance of Private Placement							2,496,000	$ 2,496,000
Over-Allotment Option | GigCapital4, Inc | Subsequent Events
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of common stock, Shares | shares			4,680,000
Over-Allotment Option | Oppenheimer and Nomura | GigCapital4, Inc
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Buisiness combination financed from Proceeds from Issuance of Private Placement							$ 2,496,000